Assets and Liabilities Accounted For AS Secured Loans (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Ricohs Consolidated Financial Position USD ($)	Mar. 31, 2012 Ricohs Consolidated Financial Position JPY (¥)	Mar. 31, 2011 Ricohs Consolidated Financial Position JPY (¥)
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Current maturities of long-term finance receivables, net	$ 8,995,841	¥ 737,659,000	¥ 707,835,000	$ 188,866	¥ 15,487,000	¥ 8,460,000
Long-term finance receivables, net				368,598	30,225,000	15,849,000
Current maturities of long-term indebtedness				152,280	12,487,000	7,044,000
(Including secured loans caused by lease transactions)				(144,329)	(11,835,000)	(3,107,000)
Long-term indebtedness	6,407,744	525,435,000	479,423,000	297,207	24,371,000	13,197,000
(Including secured loans caused by lease transactions)				$ (281,659)	¥ (23,096,000)	¥ (5,820,000)